PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	As of March 31,
	2024	2023
Building and building improvements	$-	$8,952,555
Computer software	1,024,274	1,024,274
Furniture and fixtures	285,732	237,042
Computer equipment	220,264	220,264
Leasehold improvements and other	399,306	394,306
Total property and equipment	1,929,576	10,828,441
Accumulated depreciation and amortization	(1,689,633)	(1,558,248)
	$239,943	$9,270,193